Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
Summary of Functional Currency
The functional currency of GENFIT CORP is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2022/12/31	2023/12/31	2024/12/31
Exchange rate at period end	0.93756	0.90498	0.96256
Average exchange rate for the period	0.95105	0.92471	0.92440
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 CH franc (CHF) = x euros (EUR)	2022/12/31	2023/12/31	2024/12/31
Exchange rate at period end	1.01554	1.07991	1.06247
Average exchange rate for the period	1.01710	1.02936	1.05010
Note that the average rate immediately above for the year ended December 31, 2022 is based on the period between September 29, 2022 (the date of the acquisition of Versantis AG) and December 31, 2022.